SHARE CAPITAL AND OTHER RESERVES - Information about share options outstanding and exercisable (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	3,559,166	3,396,666	3,559,166	3,396,666	3,621,666	3,463,333
Share options outstanding, Weighted average years to expiry			3 years 18 days
Share options exercisable, Number of share options exercisable | shares	2,860,416		2,860,416
Share options exercisable, Weighted average exercise price	$ 1.08		$ 1.08
Total share-based compensation expense | $			$ 200,815	$ 643,408
Total share-based compensation expense, expensed in the statement of loss | $	$ 40,171	$ 210,885	180,368	565,363
Total share-based compensation expense, capitalized to E&E assets | $			20,447	81,570
Share options
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $			$ 180,368	$ 561,838
Exercise price range $0.51 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	2,992,503		2,992,503
Share options outstanding, Weighted average years to expiry			2 years 10 months 9 days
Share options exercisable, Number of share options exercisable | shares	2,293,753		2,293,753
Share options exercisable, Weighted average exercise price	$ 0.8		$ 0.8
Exercise price range $0.51 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	0.51		0.51
Exercise price range $0.51 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 1		$ 1
Exercise price range $2.01 - $2.50
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	566,663		566,663
Share options outstanding, Weighted average years to expiry			4 years 14 days
Share options exercisable, Number of share options exercisable | shares	566,663		566,663
Share options exercisable, Weighted average exercise price	$ 2.2		$ 2.2
Exercise price range $2.01 - $2.50 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	2.01		2.01
Exercise price range $2.01 - $2.50 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 2.5		$ 2.5